Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2,322	$ 1,933	$ 0
2023	1,400
2024	700
2025	500
2026	$ 100